Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NYLIM Hedge Multi-Strategy Tracker ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.21%	6.68%	10.29%	(8.46%)	(0.44%)	5.56%	8.59%	(3.22%)	6.25%	0.67%
NYLIM Merger Arbitrage ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.60%	4.96%	0.36%	(1.49%)	(3.27%)	2.87%	4.62%	2.10%	5.87%	4.86%
NYLIM Candriam International Equity ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	27.13%	3.70%	18.11%	(15.18%)	12.86%	10.43%
NYLIM Candriam U.S. Mid Cap Equity ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.99%	9.20%	15.84%
NYLIM Candriam U.S. Large Cap Equity ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	14.29%	17.13%	32.39%	(22.02%)	30.47%	28.18%
NYLIM FTSE International Equity Currency Neutral ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	30.09%	7.58%	19.45%	(10.63%)	13.88%	7.20%	22.93%	(11.95%)	21.73%	3.50%
NYLIM U.S. Large Cap R&D Leaders ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	20.36%	21.59%	44.05%
NYLIM Global Equity R&D Leaders ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	27.36%	13.86%	34.77%